Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash equivalents
Federal deposit insurance	1,988,139	0
Accounts receivable	37,243
Allowance for accounts receivable
Inventory reserves
Shipping and handling costs	10,366	3,884
Sales taxes	5,132	1,205
Research and development costs	460,991	347,885
Advertising expenses	$ 84,317	27,939
Minimum percentage of income tax benefit	50.00%
Unrecognized tax benefit
Maximum [Member]
Federal deposit insurance	$ 250,000